Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Net profit for the year	£ 1,208	£ 1,509	£ 1,428
Items that will not be reclassified to profit or loss:
Actuarial losses defined benefit pension schemes	(155)	(137)	(91)
Tax on items that will not be reclassified to profit or loss	39	23	15
Total items that will not be reclassified to profit or loss	(116)	(114)	(76)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(265)	(82)	207
Fair value movements on cash flow hedges	(6)	16	(59)
Transfer to net profit from cash flow hedge reserve	22	35	17
Tax on items that may be reclassified to profit or loss	(4)	(8)	9
Total items that may be reclassified to profit or loss	(253)	(39)	174
Other comprehensive (loss)/income for the year	(369)	(153)	98
Total comprehensive income for the year	839	1,356	1,526
Attributable to:
RELX PLC shareholders	855	1,352	1,520
Non-controlling interests	(16)	4	6
Total comprehensive income for the year	£ 839	£ 1,356	£ 1,526